Inventories - Disclosure of inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Classes of current inventories [Abstract]
Concentrates	$ 635	$ 2,971
Ore stockpiles	3,582	1,767
Spare parts and supplies	6,451	5,966
Total	$ 10,668	$ 10,704